Nature of Business and Summary of Significant Accounting Policies - Additional Information (Details)			1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 03, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 12, 2021	Jul. 31, 2021	Jan. 31, 2021
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
State of incorporation					DE
Date of incorporation					Aug. 03, 2018		Aug. 03, 2018
Common stock, conversion description					minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger.		minority stockholder of THIO received one share of MAIA common stock for each share of THIO common stock owned prior to the merger.
Common stock, conversion ratio							1
Working capital							$ 8,539,131
Accumulated deficit					$ (48,324,148)		(44,207,272)	$ (28,437,993)
Cash and cash equivalents					7,586,312		10,950,927
Current liabilities					3,766,446		3,268,906	$ 2,145,996
Revenues							$ 0
Number of common stock sold | shares			11,111	263,729
Sale of common stock, price per share | $ / shares			$ 9	$ 9			$ 5	$ 1.8
Gross proceeds from sale of common stock	$ 9,093,830		$ 99,999	$ 2,373,561		$ 2,373,561	$ 2,473,560	$ 5,742,171
Gross proceeds from initial public offering							11,500,000
Cash equivalents					$ 0		$ 0	$ 0
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]							true
Accounting Standards Update [Extensible Enumeration]							us-gaap:AccountingStandardsUpdate201602Member
Change in Accounting Principle, Accounting Standards Update, Adoption Date							Jan. 01, 2022
IPO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares		2,000,000
Sale of common stock, price per share | $ / shares		$ 5
Issuance of common shares		$ 1,099,360					$ 8,750,095
Gross proceeds from initial public offering		$ 10,000,000
Over-Allotment Option
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares	300,000
Sale of common stock, price per share | $ / shares	$ 5						$ 9
Gross proceeds from sale of common stock	$ 9,100,000
Gross proceeds from initial public offering	1,500,000
Offering and Overallotment
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Cash issuance cost, net	2,406,170
Issuance of common shares	$ 9,093,830
MAIA Drug Development Corporation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
State of incorporation							TX
Date of incorporation							Sep. 10, 2018
MAIA Biotechnology, Inc. | THIO Therapeutics, Inc.
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ownership percentage by parent									93.30%
Minority stockholder ownership percentage									6.70%
MAIA Biotechnology, Inc. | MAIA Drug Development Corporation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ownership percentage by parent										100.00%	100.00%
DGD Pharmaceuticals Corporation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
State of incorporation					DE		DE
Date of incorporation					Apr. 01, 2019		Apr. 01, 2019
MAIA Drug Development Corporation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
State of incorporation					TX
Date of incorporation					Sep. 10, 2018
DGD or THIO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of common stock sold | shares					40,500	0